License and Collaboration Agreements (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Jan. 31, 2019	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
License and Collaboration Agreements [Line Items]
Agreement initial term			5 years
Milestone payments				$ 11,100		$ 11,100
Original celltrion agreement				87.50%		87.50%
Amended celltrion agreement				250.00%		250.00%
Percentage of reimbursement						60.00%
Research and development services								$ 64
License								1,936
Revenue recognized
Accounts receivable							$ 53
Performance obligation						$ 0	64
Intellectual Property [Member]
License and Collaboration Agreements [Line Items]
Research and development services						1,936
First Milestone [Member]
License and Collaboration Agreements [Line Items]
Milestone payments	$ 2,000	$ 2,000				2,000		$ 2,000
ABP-100 Collaboration and License Agreement [Member]
License and Collaboration Agreements [Line Items]
Royalty payment
Research and Development Expense [Member]
License and Collaboration Agreements [Line Items]
Milestone payments				70,000		70,000
Royalties amount				6	$ 6	25	25
NJCTTQ Collaboration Agreement [Member]
License and Collaboration Agreements [Line Items]
Milestone payments				405,000
Aggregate non-refundable payments				5,000		5,000
Royalties amount				5,000		5,000
ABP-201 Collaboration and License Agreement [Member]
License and Collaboration Agreements [Line Items]
Milestone payments				56,500		56,500
Celltrion Collaboration and License Agreement [Member]
License and Collaboration Agreements [Line Items]
Milestone payments				1,750,000		1,750,000
Original celltrion agreement				$ 10,000		$ 10,000
Percentage of reimbursement				50.00%		50.00%
Celltrion Collaboration and License Agreement [Member] | First Milestone [Member]
License and Collaboration Agreements [Line Items]
Milestone payments
Celltrion Collaboration and License Agreement [Member] | Research and Development Expense [Member]
License and Collaboration Agreements [Line Items]
Original celltrion agreement				6,000		$ 6,000
ABP-100 Collaboration and License Agreement [Member]
License and Collaboration Agreements [Line Items]
Guaranteed annual minimum royalties						30
Royalty payment							23
ABI [Member]
License and Collaboration Agreements [Line Items]
Milestone payments				485,000		485,000
Minimum [Member]
License and Collaboration Agreements [Line Items]
Royalties amount				$ 20		$ 20
Amended celltrion agreement				25.00%		25.00%
Minimum [Member] | Research and Development Expense [Member]
License and Collaboration Agreements [Line Items]
Royalties amount						$ 0	$ 20
Maximum [Member]
License and Collaboration Agreements [Line Items]
Royalties amount				$ 30		$ 30
Amended celltrion agreement				50.00%		50.00%
Maximum [Member] | Research and Development Expense [Member]
License and Collaboration Agreements [Line Items]
Royalties amount						$ 498,000
Maximum [Member] | NJCTTQ Collaboration Agreement [Member]
License and Collaboration Agreements [Line Items]
Aggregate non-refundable payments						$ 405,000